S000036166 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%		8.41%
MSCI EAFE Index-NR (reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	31.22%	8.92%		8.18%
MSCI EAFE Growth Index-NR (reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	20.76%	4.43%		7.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		15.99%	2.88%		8.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		20.84%	3.34%		8.35%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.89%	2.89%		8.11%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.99%	2.63%		6.87%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent		22.68%	4.05%		9.14%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		22.33%	3.75%		8.84%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		23.05%	4.38%		9.47%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		23.18%	4.48%	8.26%
Performance Inception Date				Sep. 17, 2018

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI All Country World Ex-U.S. Index-NR was 8.21%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI EAFE Index-NR was 8.35%.
[3]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI EAFE Growth Index-NR was 7.11%.